Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Exercisable years from the date of grant	10 years
Shares available for grant under various plans (subject to adjustment for forfeitures)	54
Fair value of shares vested	$ 127	$ 86	$ 72
Stock-based compensation expense	129	129	118
Stock-based compensation after tax basis	80	80	73
Unrecognized compensation cost related to nonvested share-based arrangements granted under plans	$ 142
Cost expected to be recognized over a weighted-average period as compensation expense	2 years 4 months 24 days
Minimum [Member]
Stock and unit awards vesting years	3 years
Maximum [Member]
Stock and unit awards vesting years	5 years